Allowance for trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Statement [line items]
Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	220.0	Rs.	18,074.3	Rs.	12,476.8	Rs.	6,513.7
Allowances made during the year		248.2		20,391.5		13,075.9		9,579.4
Written off		(236.0)		(19,388.7)		(7,478.4)		(3,616.3)

Balance at the end	US$	232.2	Rs.	19,077.1	Rs.	18,074.3	Rs.	12,476.8

Trades and other receivables [Member]
Statement [line items]
Summary of Changes in Allowance for Credit Losses
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	140.7	Rs.	11,558.1	Rs.	12,743.8	Rs.	13,606.8
Allowances made during the year		9.8		806.3		1,512.6		500.1
Written off		(15.7)		(1,290.4)		(2,592.2)		(1,501.6)
Currency translation		0.1		8.8		(106.1)		138.5

Balance at the end	US$	134.9	Rs.	11,082.8	Rs.	11,558.1	Rs.	12,743.8